Finance expense (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of finance income (cost) [text block] [Table Text Block]
	2017	2016	2015
Interest income on cash	$(2,604)	$(3,079)	$(3,872)
Interest expense	346,3070	319,935	295,622
Accretion on decommissioning liability.	11,698	10,545	10,494
Net finance expense	$355,401	$327,401	$302,244